Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001609212
Registrant Name	AMG Pantheon Master Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A